Related Parties (Details) - Schedule of Balances with Related Parties - Related Party [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Parties (Details) - Schedule of Balances with Related Parties [Line Items]
Accounts payable and accruals (included in employees and liabilities in respect thereof)	$ 43	$ 128
Loans from related parties	$ 11	$ 43